UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2012
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        August 14, 2012
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        57
                                             ----------------------------

Form 13F Information Table Value Total:      $ 213,544
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          June 30, 2012


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
ALLOT COMMUNICATIONS LTD       COM      m0854q105        563     20,200 SH            Sole                       20,200
APPLE COMPUTER INC COM         COM      037833100     10,492     17,965 SH            Sole                       17,965
BANCO BILBAO VIZCAYA-ADR       COM      05946k101      2,303    325,700 SH            Sole                      325,700
BANCO SANTANDER SA-ADR         COM      05964h105      1,315    200,400 SH            Sole                      200,400
BE AEROSPACE INC.              COM      073302101      3,934     90,100 SH            Sole                       90,100
BEACON ROOFING SUPPLY INC.     COM      073685109        799     31,700 SH            Sole                       31,700
CMS ENERGY CORP.               COM      125896100      8,881    377,900 SH            Sole                      377,900
COCA COLA CO COM               COM      191216100      1,545     19,765 SH            Sole                       19,765
COSTCO WHOLESALE CORP          COM      22160k105      1,016     10,700 SH            Sole                       10,700
DISCOVERY COMMUNICATIONS       COM      25470f104      3,235     59,900 SH            Sole                       59,900
DUNKIN' BRANDS GROUP           COM      265504100      3,637    105,900 SH            Sole                      105,900
ENBRIDGE INC.                  COM      29250n105     10,992    275,345 SH            Sole                      275,345
ENSCO PLC- SPON ADR            COM      g3157s106      1,409     30,000 SH            Sole                       30,000
FORTUNE BRANDS HOME & SECURITY COM      34964c106      7,778    349,250 SH            Sole                      349,250
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      9,011    354,490 SH            Sole                      354,490
HEADWATERS INC.                COM      42210p102        194     37,700 SH            Sole                       37,700
HEXCEL CORP.                   COM      428291108        598     23,200 SH            Sole                       23,200
HOME DEPOT INC.                COM      437076102     10,780    203,435 SH            Sole                      203,435
HOT TOPIC, INC.                COM      441339108        583     60,200 SH            Sole                       60,200
JB HUNT TRANSPORT SVCS.        COM      445658107        960     16,100 SH            Sole                       16,100
JOHNSON & JOHNSON              COM      478160104      4,006     59,300 SH            Sole                       59,300
KINDER MORGAN, INC.            COM      49456b101      9,606    298,150 SH            Sole                      298,150
LENNAR CORP.                   COM      526057104     11,853    383,475 SH            Sole                      383,475
LIONS GATE ENTERTAINMENT       COM      535919203      3,128    212,200 SH            Sole                      212,200
LOWES COMPANIES, INC.          COM      548661107      3,182    111,900 SH            Sole                      111,900
LUMBER LIQUIDATORS             COM      55003t107      4,160    123,100 SH            Sole                      123,100
M/I HOME INC.                  COM      55305b101      2,238    129,200 SH            Sole                      129,200
MARKET VECTORS GOLD MINERS     COM      57060u100      3,125     69,800 SH            Sole                       69,800
MERITAGE HOMES CORP.           COM      59001a102      2,220     65,400 SH            Sole                       65,400
NATIONAL GRID PLC-ADR          COM      636274300      9,996    188,645 SH            Sole                      188,645
O'REILLY AUTOMOTIVE INC.       COM      67103h107      4,062     48,485 SH            Sole                       48,485
PLAINS ALL AMER PIPELINE L.P.  COM      726503105      8,824    109,200 SH            Sole                      109,200
POOL CORP.                     COM      73278L105      2,193     54,200 SH            Sole                       54,200
PULTE CORP.                    COM      745867101      5,878    549,350 SH            Sole                      549,350
RYLAND GROUP                   COM      783764103      1,576     61,600 SH            Sole                       61,600
SHERWIN-WILLIAMS CO.           COM      824348106      5,939     44,870 SH            Sole                       44,870
SPDR GOLD TRUST                COM      78463v107      9,218     59,400 SH            Sole                       59,400
SPIRIT AEROSYSTEMS HOLDINGS    COM      848574109      4,354    182,700 SH            Sole                      182,700
SPROTT PHYSICAL GOLD TRUST     COM      85207H104      1,589    115,200 SH            Sole                      115,200
STANDARD PACIFIC               COM      85375c101      3,992    644,900 SH            Sole                      644,900
TJX COMPANIES                  COM      872540109        206      4,800 SH            Sole                        4,800
TOLL BROTHERS INC.             COM      889478103      8,458    284,500 SH            Sole                      284,500
TREX COMPANY                   COM      89531p105        737     24,500 SH            Sole                       24,500
TRIUMPH GROUP INC.             COM      896818101        850     15,100 SH            Sole                       15,100
UNITED HEALTHCARE CORP         COM      91324p102      7,331    125,320 SH            Sole                      125,320
URBAN OUTFITTERS, INC.         COM      917047102      2,193     79,500 SH            Sole                       79,500
VERIZON COMMUNICATIONS         COM      92343v104      1,531     34,450 SH            Sole                       34,450
WESTPORT INNOVATIONS INC.      COM      960908309      2,201     59,900 SH            Sole                       59,900
WHOLE FOODS MARKET, INC.       COM      966837106      2,179     22,855 SH            Sole                       22,855
WISCONSIN ENERGY CORP.         COM      976657106        308      7,780 SH            Sole                        7,780
RIMM PUTS 9/22/2012 13         PUT      rimm 1209      1,120      2,000 SH      PUT   Sole                        2,000
DHI CALLS 8/18/2012 15         CALL     dhi 12081        697      1,992 SH      CALL  Sole                        1,992
ESV CALLS 9/22/2012 44         CALL     esv 12092        631      1,403 SH      CALL  Sole                        1,403
FBHS CALLS 9/22/12 22.50       CALL     fbhs 1209        858      5,328 SH      CALL  Sole                        5,328
HD CALLS 8/18/2012 50          CALL     hd 120818        839      2,300 SH      CALL  Sole                        2,300
LEN CALLS 8/18/12 27           CALL     len 12081        759      1,706 SH      CALL  Sole                        1,706
TOL CALLS 9/22/12 24           CALL     tol 12092      1,482      2,500 SH      CALL  Sole                        2,500



REPORT SUMMARY      57 DATA RECORDS       213,544   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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